UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 5295

DREYFUS CASH MANAGEMENT PLUS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management Plus, Inc.

October 31, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--49.3%	Principal Amount ($)	Value ($)
Abbey National Treasury Services (Yankee)
0.50%, 11/16/10	100,000,000	100,000,000
Banco Bilbao Vizcaya Argentaria (Yankee)
0.42% - 0.85%, 11/4/10 - 12/1/10	325,000,000 a	325,000,166
Banco Santander SA (Yankee)
0.65%, 11/10/10	175,000,000	175,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.30%, 12/16/10	250,000,000	250,000,000
Barclays Bank
0.76% - 0.81%, 11/9/10 - 11/29/10	300,000,000 b	300,000,000
Citibank N.A.
0.36%, 2/24/11	50,000,000	50,000,000
Credit Agricole CIB (Yankee)
0.33%, 11/12/10	200,000,000	200,000,000
Credit Industriel et Commercial (London)
0.37%, 12/20/10	250,000,000	250,003,399
DZ Bank AG (Yankee)
0.60%, 11/5/10	150,000,000	150,000,000
Fortis Bank SA/NV (Yankee)
0.39%, 4/22/11	100,000,000	100,000,000
ING Bank (London)
0.30% - 0.38%, 11/15/10 - 1/27/11	100,000,000	100,000,000
Lloyds TSB Bank (Yankee)
0.32% - 0.34%, 11/19/10 - 2/14/11	250,000,000	250,000,000
Natixis (Yankee)
0.36%, 1/5/11	150,000,000	150,000,000
Royal Bank of Scotland PLC (Yankee)
0.37% - 0.48%, 11/18/10 - 4/26/11	250,000,000	250,000,000
Skandinaviska Enskilda Banken (Yankee)
0.35%, 1/11/11	50,000,000 a	50,000,000
Societe Generale (Yankee)
0.30% - 0.41%, 1/20/11 - 4/18/11	175,000,000	175,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.30%, 12/9/10	250,000,000 a	250,000,000
UBS (Yankee)
0.75%, 1/27/11	200,000,000	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,325,003,565)		3,325,003,565
Commercial Paper--11.9%
Deutsche Bank Financial LLC
0.40%, 2/14/11	100,000,000	99,883,333
Fortis Funding LLC
0.30%, 12/13/10	150,000,000 a	149,947,500
JPMorgan Chase & Co.
0.35%, 2/1/11	250,000,000 a	249,776,389
NRW Bank

0.42%, 11/5/10	200,000,000 a	199,990,667
Societe Generale N.A. Inc.
0.50%, 11/1/10	100,000,000	100,000,000
Total Commercial Paper
(cost $799,597,889)		799,597,889
Asset-Backed Commercial Paper--7.2%
Argento Variable Funding LLC
0.42%, 11/1/10	25,000,000 a	25,000,000
Atlantis One Funding Corp.
0.21%, 11/1/10	200,000,000 a	200,000,000
CHARTA
0.55%, 2/3/11	65,000,000 a	64,906,653
CIESCO LLC
0.55%, 2/3/11	194,000,000 a	193,721,394
Total Asset-Backed Commercial Paper
(cost $483,628,047)		483,628,047
Corporate Note--3.7%
Bank of America Securities LLC
0.37%, 11/1/10
(cost $250,000,000)	250,000,000	250,000,000
Time Deposit--3.0%
Commerzbank (Grand Cayman)
0.22%, 11/1/10
(cost $200,000,000)	200,000,000	200,000,000
Repurchase Agreements--24.9%
Barclays Capital, Inc.
0.22%, dated 10/29/10, due 11/1/10 in the amount of
$125,002,292 (fully collateralized by $124,486,400
U.S. Treasury Notes, 1.38%, due 2/15/13, value
$127,500,005)	125,000,000	125,000,000
BNP Paribas
0.22%, dated 10/29/10, due 11/1/10 in the amount of
$350,006,417 (fully collateralized by $169,685,000
U.S. Treasury Bills, due 12/30/10-3/10/11, value
$169,619,446, $75,106,000 U.S. Treasury Bonds, 4.75%,
due 2/15/37, value $85,397,077 and $92,991,700 U.S.
Treasury Notes, 4.25%-4.63%, due 10/31/11-8/15/14,
value $101,983,508)	350,000,000	350,000,000
Citigroup Global Markets Holdings Inc.
0.37%, dated 10/29/10, due 11/1/10 in the amount of
$100,003,083 (fully collateralized by $146,186,357
Corporate Bonds, 0%-0.89%, due 11/25/33-11/25/36,
value $103,000,000)	100,000,000	100,000,000
Deutsche Bank Securities Inc.
0.28%, dated 10/29/10, due 11/1/10 in the amount of
$150,003,500 (fully collateralized by $152,576,561
Commercial Paper, 0%-2.25%, due 11/1/10-3/15/13,
value $153,000,000)	150,000,000	150,000,000
HSBC USA Inc.
0.34%, dated 10/29/10, due 11/1/10 in the amount of
$100,002,833 (fully collateralized by $81,222,000

Corporate Bonds, 4.95%-9.70%, due 3/1/11-9/15/40,
value $103,003,230)	100,000,000	100,000,000
RBC Capital Markets
0.345%, dated 10/29/10, due 11/1/10 in the amount of
$150,004,313 (fully collateralized by $160,206,700
Corporate Bonds, 0%-6.25%, due 2/15/17-9/1/46, value
$103,000,000, $100,000,000 Federal Home Loan Mortgage
Corp., 5.79%, due 8/15/35, value $6,668,833,
$395,807,059 Federal National Mortgage Association,
5.99%-6.31%, due 6/25/36-6/25/40, value $28,419,200
and $111,978,708 Government National Mortgage
Association, 0%-13.63%, due 5/16/31-7/20/40, value
$15,911,967)	150,000,000	150,000,000
Societe Generale
0.21%, dated 10/29/10, due 11/1/10 in the amount of
$600,010,500 (fully collateralized by $76,000,000
U.S. Treasury Bills, due 12/16/10, value $75,985,484,
$121,480,000 U.S. Treasury Inflation Protected
Securities, 0.63%-3%, due 7/15/12-4/15/13, value
$141,810,517 and $379,838,000 U.S. Treasury Notes,
0.75%-3.50%, due 1/31/11-11/15/19, value $394,204,059)	600,000,000	600,000,000
TD Securities (USA) LLC
0.22%, dated 10/29/10, due 11/1/10 in the amount of
$100,001,833 (fully collateralized by $101,946,100
U.S. Treasury Notes, 0.38%, due 9/30/12, value
$102,000,005)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $1,675,000,000)		1,675,000,000
Total Investments (cost $6,733,229,501)	100.0%	6,733,229,501
Cash and Receivables (Net)	.0%	1,173,563
Net Assets	100.0%	6,734,403,064

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, these securities amounted to $1,708,342,769 or 25.4% of net assets.
b	Variable rate security--interest rate subject to periodic change.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	6,733,229,501
Level 3 - Significant Unobservable Inputs	-
Total	6,733,229,501

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CASH MANAGEMENT PLUS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	December 23, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)